Other Liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Other Liabilities [Abstract]
Schedule of Other liabilities Current and Non Current
	As of June 30, 2024	As of June 30, 2023
Investment in associate	19,940	-
Other	176,571	175,312
Total Other liabilities – Non-Current	$196,511	$175,312
	As of June 30, 2024	As of June 30, 2023
Related parties (i)	794,301	677,000
Wages	288,213	221,141
Taxes	134,212	23,334
Deferred payment related to Business Combination	-	492,799
Others	234,367	271,371
Total Other liabilities – Current	$1,451,093	$1,685,645
(i)	The details of the related parties payables are included in Related Party (see note 28)